UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6452

Fidelity Union Street Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Arizona Municipal Money Market Fund

November 30, 2018

SPZ-QTLY-0119
1.810673.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 78.5%
	Principal Amount	Value
Alabama - 0.3%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 2% 12/7/18, VRDN (a)(b)	$300,000	$300,000
Arizona - 76.7%
Arizona Health Facilities Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 F, 1.77% 12/7/18, LOC Mizuho Corporate Bank Ltd., VRDN (a)	14,600,000	14,599,999
Series 2015 B, 1.73% 12/3/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	1,345,000	1,345,000
Series 2015 C, 1.74% 12/3/18, LOC Bank of America NA, VRDN (a)	2,600,000	2,600,000
Coconino County Poll. Cont. Corp. Rev. (Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 1.74% 12/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,800,000	4,800,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.74% 12/7/18, VRDN (a)	9,500,000	9,500,000
FHLMC Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 1.75% 12/7/18, LOC Freddie Mac, VRDN (a)	4,300,000	4,300,000
FNMA:
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	3,645,000	3,645,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 1.76% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	4,415,000	4,415,000
(Ranchwood Apts. Proj.) Series 2001 A, 1.76% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	1,210,000	1,210,000
(San Angelin Apts. Proj.) Series 2004, 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	8,900,000	8,900,000
(San Fernando Apts. Proj.) Series 2004, 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	1,000,000	1,000,000
(San Martin Apts. Proj.) Series A2, 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	4,300,000	4,300,000
(San Miguel Apts. Proj.) Series 2003, 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	1,100,000	1,100,000
(San Remo Apts. Proj.) Series 2002, 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	6,900,000	6,900,000
(Village Square Apts. Proj.) Series 2004, 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	3,500,000	3,500,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(River Point Proj.) Series 2001, 1.76% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	4,795,000	4,795,000
Series A, 1.8% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	2,975,000	2,975,000
		79,884,999
Indiana - 0.7%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.95% 12/7/18, VRDN (a)(b)	100,000	100,000
Series 2003 B, 1.99% 12/7/18, VRDN (a)(b)	580,000	580,000
		680,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 1.97% 12/7/18, VRDN (a)	100,000	100,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 2% 12/7/18, VRDN (a)(b)	200,000	200,000
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.89% 12/7/18, VRDN (a)(b)	100,000	100,000
West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.83% 12/7/18, VRDN (a)(b)	400,000	400,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $81,664,999)		81,664,999

Tender Option Bond - 7.9%
Arizona - 6.6%
Mesa Util. Sys. Rev.:
Bonds Series Solar 17 0026, 1.84%, tender 12/13/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,890,000	1,890,000
Participating VRDN Series ROC II R 11959X, 1.72% 12/7/18 (Liquidity Facility Citibank NA) (a)(c)	1,500,000	1,500,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Floaters ZF 27 58, 1.75% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,100,000	1,100,000
Rowan Univ. Participating VRDN Series 2016 XF 2337, 1.73% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,400,000	2,400,000
		6,890,000
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	100,000	100,000
Florida - 0.1%
Tallahassee Memorial Healthcare Participating VRDN Series Floaters ML 70 01, 1.76% 12/7/18 (Liquidity Facility Bank of America NA) (a)(c)	100,000	100,000
Illinois - 0.2%
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	200,000	200,000
Montana - 0.5%
Missoula Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	510,000	510,000
Ohio - 0.2%
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	95,000	95,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	100,000	100,000
		195,000
Pennsylvania - 0.2%
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	100,000	100,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.86%, tender 3/1/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	100,000	100,000
		200,000
TOTAL TENDER OPTION BOND
(Cost $8,195,000)		8,195,000

Other Municipal Security - 9.2%
Arizona - 8.2%
Arizona Board of Regents Ctfs. of Prtn. Bonds (Univ. of Arizona Projs.) Series 2015 A, 5% 6/1/19	1,740,000	1,766,647
Arizona Health Facilities Auth. Rev. Bonds (Banner Health Sys. Proj.) Series 2015 A, 5% 1/1/19	400,000	401,188
Phoenix Civic Impt. Board Arpt. Rev. Bonds:
Series 2013, 5% 7/1/19 (b)	2,000,000	2,033,276
Series 2018, 5% 7/1/19 (b)	525,000	533,956
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Bonds Series 2009 A, 5% 7/1/19 (Pre-Refunded to 7/1/19 @ 100)	1,000,000	1,017,580
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Bonds:
(Arizona Salt River Proj.) Series 2010 B, 4%	250,000	250,000
Series 2009 A:
5% 1/1/19 (Pre-Refunded to 1/1/19 @ 100)	1,000,000	1,002,719
5% 1/1/19 (Pre-Refunded to 1/1/19 @ 100)	1,500,000	1,504,328
		8,509,694
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 1.92% tender 1/3/19, CP mode	100,000	100,000
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 92, 1.75% tender 12/20/18, CP mode	100,000	100,000
New Hampshire - 0.7%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 2018 A, 1.83% tender 1/3/19, CP mode (b)	100,000	100,000
Series A, 1.8% tender 12/19/18, CP mode (b)	400,000	400,000
Series A1, 1.85% tender 12/3/18, CP mode (b)	300,000	300,000
		800,000
Ohio - 0.1%
Lancaster Port Auth. Gas Rev. Bonds Series 2014, 1 month U.S. LIBOR + 0.720% 2.261%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(e)	100,000	100,020
TOTAL OTHER MUNICIPAL SECURITY
(Cost $9,609,714)		9,609,714
	Shares	Value

Investment Company - 5.0%
Fidelity Municipal Cash Central Fund, 1.77%(f)(g)
(Cost $5,197,869)	5,197,378	5,197,869
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $104,667,582)		104,667,582
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(575,475)
NET ASSETS - 100%		$104,092,107

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,205,000 or 1.2% of net assets.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC)	1/18/18	$100,000
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC)	10/15/18	$100,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC)	8/16/18	$200,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC)	9/14/17	$95,000
Missoula Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC)	7/20/17 - 2/2/18	$510,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC)	3/9/17	$100,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.86%, tender 3/1/19 (Liquidity Facility Royal Bank of Canada)	2/2/18	$100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$36,245
Total	$36,245

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Municipal Money Market Fund

November 30, 2018

TEM-QTLY-0119
1.810714.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 37.0%
	Principal Amount (000s)	Value (000s)
Alabama - 1.8%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 2% 12/7/18, VRDN (a)(b)	$49,015	$49,015
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.78% 12/7/18, VRDN (a)	35,950	35,950
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Co. Proj.) Series 2001 B, 1.83% 12/3/18, VRDN (a)(b)	7,200	7,200
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 1.83% 12/3/18, VRDN (a)(b)	4,000	4,000
West Jefferson Indl. Dev. Series 2008, 1.78% 12/7/18, VRDN (a)	20,700	20,700
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 1.83% 12/3/18, VRDN (a)(b)	19,000	19,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 1.83% 12/3/18, VRDN (a)(b)	1,200	1,200
		137,065
Alaska - 0.2%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 1.76% 12/7/18, VRDN (a)	13,975	13,975
Arizona - 1.2%
Coconino County Poll. Cont. Corp. Rev. (Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 1.74% 12/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,400	3,400
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.74% 12/7/18, VRDN (a)	11,650	11,650
FHLMC Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 1.75% 12/7/18, LOC Freddie Mac, VRDN (a)	200	200
FNMA:
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 1.76% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	1,980	1,980
(San Angelin Apts. Proj.) Series 2004, 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	4,100	4,100
(San Fernando Apts. Proj.) Series 2004, 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	13,300	13,300
(San Lucas Apts. Proj.) Series 2003, 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	13,700	13,700
(San Martin Apts. Proj.) Series A1, 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	14,000	14,000
(San Miguel Apts. Proj.) Series 2003, 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	14,600	14,600
(San Remo Apts. Proj.) Series 2002, 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	7,100	7,100
(Sands Apts. Proj.) Series 2001 A, 1.76% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	2,285	2,285
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Cimarron Place Apts. Proj.) 1.76% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	4,500	4,500
Series A, 1.8% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	2,350	2,350
		93,165
Arkansas - 0.3%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 2% 12/7/18, VRDN (a)(b)	10,200	10,200
Series 2002, 1.89% 12/7/18, VRDN (a)(b)	9,200	9,200
FNMA Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 1.81% 12/7/18, LOC Fannie Mae, VRDN (a)	6,055	6,055
		25,455
Colorado - 0.6%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 1.79% 12/7/18, LOC Wells Fargo Bank NA, VRDN (a)	320	320
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 1.75% 12/7/18, LOC JPMorgan Chase Bank, VRDN (a)	12,035	12,035
FNMA:
Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	13,700	13,700
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	13,325	13,325
(Timberleaf Apts. Proj.) 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	11,165	11,165
		50,545
Connecticut - 1.0%
Connecticut Gen. Oblig. Series 2016 C, 1.82% 12/7/18 (Liquidity Facility Bank of America NA), VRDN (a)	76,350	76,350
Delaware - 0.4%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1994, 1.85% 12/3/18, VRDN (a)(b)	6,400	6,400
Series 1999 A, 1.75% 12/7/18, VRDN (a)	15,730	15,730
Series 1999 B, 1.8% 12/7/18, VRDN (a)(b)	5,600	5,600
		27,730
District Of Columbia - 0.1%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Trenton Park Apts. Proj.) Series 2001, 1.81% 12/7/18, LOC Bank of America NA, VRDN (a)(b)	5,020	5,020
District of Columbia Rev. (Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 1.82% 12/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	4,440	4,440
		9,460
Florida - 2.8%
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 1.78% 12/7/18, LOC Citibank NA, VRDN (a)(b)	9,270	9,270
Broward County Arpt. Facilities Rev. Series 2007 A, 1.74% 12/7/18, LOC Citibank NA, VRDN (a)(b)	5,725	5,725
Broward County Fin. Auth. Multi-family Hsg. Rev. (Pinnacle Village Apts. Proj.) Series 2004, 1.74% 12/7/18, LOC Citibank NA, VRDN (a)(b)	5,600	5,600
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2015, 1.8% 12/3/18, VRDN (a)(b)	4,435	4,435
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(George Washington Carver Apts. Proj.) Series 2005, 1.76% 12/7/18, LOC PNC Bank NA, VRDN (a)(b)	3,290	3,290
(Summer Lakes Phase II Apts. Proj.) 1.78% 12/7/18, LOC Citibank NA, VRDN (a)(b)	11,030	11,030
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Clarcona Groves Apts. Proj.) Series A, 1.76% 12/7/18, LOC Citibank NA, VRDN (a)(b)	8,115	8,115
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 1.76% 12/7/18, LOC Citibank NA, VRDN (a)(b)	4,600	4,600
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 1.76% 12/7/18, LOC Citibank NA, VRDN (a)(b)	10,545	10,545
(Savannah Springs Apts. Proj.) Series G, 1.75% 12/7/18, LOC Citibank NA, VRDN (a)(b)	12,645	12,645
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) Series 2005, 1.78% 12/7/18, LOC Citibank NA, VRDN (a)(b)	10,715	10,715
(Meridian Pointe Apts. Proj.) Series 2005, 1.78% 12/7/18, LOC Citibank NA, VRDN (a)(b)	9,900	9,900
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 1.75% 12/7/18, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	68,510	68,510
Lee County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.):
Series 2016 A, 1.78% 12/3/18, VRDN (a)(b)	7,425	7,425
1.8% 12/3/18, VRDN (a)(b)	17,890	17,890
Orange County Hsg. Fin. Auth. Multi-family Rev. (Alta Westgate Apts. Proj.) Series C, 1.78% 12/7/18, LOC Citibank NA, VRDN (a)(b)	11,255	11,255
FNMA:
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Hunters Run Apts. Proj.) Series G, 1.8% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	6,425	6,425
Series 2006 H, 1.75% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	6,095	6,095
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 1.77% 12/7/18, LOC Fannie Mae, VRDN (a)	900	900
		214,370
Georgia - 2.9%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 1.86% 12/3/18, VRDN (a)	39,825	39,825
Second Series 1995, 1.85% 12/3/18, VRDN (a)	9,000	9,000
Series 2012, 1.89% 12/3/18, VRDN (a)(b)	9,350	9,350
Georgia Muni. Elec. Auth. Pwr. Rev. (Proj. One) Series 2008 B, 1.83% 12/7/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	3,435	3,435
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 1.8% 12/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	6,460	6,460
Heard County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 1.85% 12/3/18, VRDN (a)	1,100	1,100
Series 2007, 1.89% 12/3/18, VRDN (a)(b)	9,300	9,300
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.):
Series 1997, 1.85% 12/3/18, VRDN (a)	3,700	3,700
Series 2008, 1.85% 12/3/18, VRDN (a)	13,400	13,400
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2017, 1.8% 12/3/18, VRDN (a)(b)	14,900	14,900
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 1.75% 12/7/18, VRDN (a)(b)	63,400	63,400
FHLMC:
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk Apts. Proj.) Series 2003, 1.75% 12/7/18, LOC Freddie Mac, VRDN (a)(b)	19,720	19,720
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 1.75% 12/7/18, LOC Freddie Mac, VRDN (a)(b)	13,015	13,015
FNMA:
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Collegetown at Harris Homes Phase I Proj.) Series 2003, 1.75% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	7,230	7,230
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 1.78% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	8,600	8,600
		222,435
Illinois - 1.4%
Chicago Midway Arpt. Rev. Series 2014 C, 1.73% 12/7/18, LOC Barclays Bank PLC, VRDN (a)(b)	73,710	73,710
Illinois Dev. Fin. Auth. Indl. Dev. Rev. (Delta-Unibus Corp. Proj.) Series 2001, 1.88% 12/7/18, LOC Bank of America NA, VRDN (a)(b)	1,200	1,200
Illinois Fin. Auth. Multi-family Rev. (Hidden Glen Apts. Proj.) Series 2007, 1.73% 12/7/18, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	6,500	6,500
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. (Valley View Apts. Proj.) 1.74% 12/7/18, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	10,640	10,640
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 1.79% 12/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,320	4,320
FHLMC:
Illinois Fin. Auth. Multi-family Rev. (Villagebrook Apts Proj.) Series 2005, 1.75% 12/7/18, LOC Freddie Mac, VRDN (a)(b)	8,555	8,555
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 1.8% 12/7/18, LOC Freddie Mac, VRDN (a)(b)	6,000	6,000
		110,925
Indiana - 0.6%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.95% 12/7/18, VRDN (a)(b)	12,950	12,950
Series 2003 B, 1.99% 12/7/18, VRDN (a)(b)	11,500	11,500
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.81% 12/7/18, VRDN (a)	12,800	12,800
Series I, 1.81% 12/7/18, VRDN (a)	6,200	6,200
		43,450
Iowa - 1.7%
Iowa Fin. Auth. Solid Disp. Waste Rev.:
(MidAmerican Energy Co. Proj.) Series 2016 B, 1.75% 12/7/18, VRDN (a)(b)	30,000	30,000
(MidAmerican Energy Proj.) Series 2008 A, 1.75% 12/7/18, VRDN (a)(b)	45,100	45,100
Iowa Fin. Auth. Solid Waste Facilities (Mid-American Energy Co. Proj.) Series 2017, 1.76% 12/7/18, VRDN (a)(b)	57,200	57,200
		132,300
Kansas - 0.5%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.):
Series 2000, 1.83% 12/7/18, LOC Bank of America NA, VRDN (a)(b)	25,100	25,100
Series 2002, 1.83% 12/7/18, LOC Bank of America NA, VRDN (a)(b)	7,000	7,000
Lenexa Multi-family Hsg. Rev. (Heather Glen Apts. Proj.) Series 2007, 1.75% 12/7/18, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	9,600	9,600
		41,700
Kentucky - 3.9%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 1.78% 12/7/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	37,500	37,500
Series 2006 B, 1.79% 12/7/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	33,600	33,600
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 1.72% 12/7/18 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	7,870	7,870
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 1.72% 12/7/18 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	70,000	70,000
Series 1993 B, 1.72% 12/7/18 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	40,000	40,000
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 1.76% 12/7/18, VRDN (a)(b)	104,000	104,000
FHLMC Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 1.72% 12/7/18, LOC Freddie Mac, VRDN (a)(b)	12,565	12,565
		305,535
Louisiana - 1.1%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2002, 1.77% 12/7/18, VRDN (a)(b)	14,000	14,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.97% 12/7/18, VRDN (a)	23,735	23,735
Series 2010 B1, 1.96% 12/7/18, VRDN (a)	46,460	46,460
		84,195
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 1.73% 12/7/18, LOC Bank of America NA, VRDN (a)(b)	10,000	10,000
Missouri - 0.4%
FNMA:
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	10,500	10,500
Saint Louis Indl. Dev. Auth. (Metropolitan Lofts Apts. Proj.) Series 2003 A, 1.76% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	24,300	24,300
		34,800
Nebraska - 1.0%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2014 B, 1.73% 12/7/18 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	10,250	10,250
Series 2015 D, 1.73% 12/7/18 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	12,070	12,070
Series 2016 D, 1.73% 12/7/18 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	7,085	7,085
Series 2018 D, 1.73% 12/7/18 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	20,100	20,100
Series B, 1.73% 12/7/18 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	26,200	26,200
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 2% 12/7/18, VRDN (a)(b)	1,200	1,200
		76,905
Nevada - 1.6%
Clark County Arpt. Rev.:
Series 2008 A2, 1.71% 12/7/18, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	1,585	1,585
Series 2011 B1, 1.74% 12/7/18, LOC Citibank NA, VRDN (a)(b)	31,700	31,700
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) 1.73% 12/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	40,595	40,595
Washoe County Gas Facilities Rev.:
Series 2016 C, 1.72% 12/7/18, VRDN (a)(b)	29,700	29,700
Series 2016 E, 1.73% 12/7/18, VRDN (a)(b)	18,500	18,500
		122,080
New York - 3.8%
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (15 East Clark Place Apts. Proj.) Series A, 1.71% 12/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,330	5,330
FHLMC New York Hsg. Fin. Agcy. Rev.:
(Clinton Green North Hsg. Proj.) Series 2005 A, 1.71% 12/7/18, LOC Freddie Mac, VRDN (a)(b)	50,000	50,000
(Clinton Green South Hsg. Proj.):
Series 2005 A, 1.71% 12/7/18, LOC Freddie Mac, VRDN (a)(b)	49,000	49,000
Series 2006 A, 1.71% 12/7/18, LOC Freddie Mac, VRDN (a)(b)	34,700	34,700
(Theatre Row Tower Hsg. Proj.):
Series 2000 A, 1.71% 12/7/18, LOC Freddie Mac, VRDN (a)(b)	3,600	3,600
Series 2002 A, 1.71% 12/7/18, LOC Freddie Mac, VRDN (a)(b)	3,500	3,500
FNMA New York Hsg. Fin. Agcy. Rev.:
(316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 1.71% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	89,500	89,500
(East 39th Street Hsg. Proj.) Series 1999 A, 1.71% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	10,900	10,900
(Worth Street Hsg. Proj.) Series A, 1.71% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	47,600	47,600
		294,130
North Carolina - 0.0%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.89% 12/7/18, VRDN (a)(b)	3,800	3,800
Oregon - 0.1%
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 1.81% 12/7/18, LOC Bank of America NA, VRDN (a)(b)	3,110	3,110
(New Columbia - Trouton Proj.) Series 2005, 1.81% 12/7/18, LOC Bank of America NA, VRDN (a)(b)	5,090	5,090
		8,200
Pennsylvania - 0.1%
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 1.79% 12/7/18, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,905	6,905
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 2.01% 12/7/18, LOC Citizens Bank of Pennsylvania, VRDN (a)	765	765
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2018 C, 1.77% 12/7/18, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,645	2,645
		10,315
South Carolina - 0.2%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 2% 12/7/18, VRDN (a)(b)	1,000	1,000
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 1.73% 12/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	14,300	14,300
		15,300
South Dakota - 0.1%
FNMA South Dakota Hsg. Dev. Auth. (Harmony Heights Proj.) Series 2001, 1.8% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	5,185	5,185
Tennessee - 0.9%
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 1.72% 12/7/18, VRDN (a)(b)	11,600	11,600
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 1.81% 12/7/18, LOC Rabobank Nederland, VRDN (a)(b)	29,700	29,700
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apts. Proj.) Series A, 1.74% 12/7/18, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	10,000	10,000
FNMA Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 1.75% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
		66,300
Texas - 3.8%
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) 1.74% 12/7/18, LOC Citibank NA, VRDN (a)(b)	13,775	13,775
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) Series 2002, 1.74% 12/7/18, LOC Citibank NA, VRDN (a)(b)	10,000	10,000
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 1.78% 12/7/18, LOC Bank of America NA, VRDN (a)(b)	5,500	5,500
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.) Series 2007 A, 1.77% 12/7/18, LOC PNC Bank NA, VRDN (a)(b)	2,700	2,700
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 1.76% 12/7/18, LOC Citibank NA, VRDN (a)(b)	12,050	12,050
Gilmer Indl. Dev. Corp. (Duoline Technologies LP Proj.) Series 2008 A, 1.84% 12/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	6,955	6,955
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 2% 12/7/18, VRDN (a)(b)	12,600	12,600
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 1.8% 12/7/18, LOC Bank of America NA, VRDN (a)(b)	20,560	20,560
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2002, 1.77% 12/7/18, VRDN (a)(b)	9,500	9,500
Series 2012, 1.75% 12/7/18 (Total SA Guaranteed), VRDN (a)	9,100	9,100
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 1.75% 12/7/18 (Total SA Guaranteed), VRDN (a)	2,600	2,600
Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 1.77% 12/7/18 (Total SA Guaranteed), VRDN (a)(b)	8,200	8,200
Texas Gen. Oblig.:
Series 2003 B, 1.8% 12/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	22,525	22,525
Series 2004 B, 1.8% 12/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	8,975	8,975
FHLMC:
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 1.72% 12/7/18, LOC Freddie Mac, VRDN (a)(b)	7,470	7,470
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2003 A, 1.72% 12/7/18, LOC Freddie Mac, VRDN (a)(b)	7,950	7,950
FNMA:
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	4,970	4,970
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	6,580	6,580
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Lafayette Village Apts. Proj.) Series 2006, 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	12,315	12,315
(Louetta Village Apts. Proj.) Series 2005, 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	5,780	5,780
(Primrose Aldine Bender Apt. Proj.) Series 2004, 1.75% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	6,910	6,910
(Primrose at Bammel Apts. Proj.) Series 2005, 1.75% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	7,380	7,380
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Little Nell Apts. Proj.) Series 2003, 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	10,900	10,900
(Mayfair Park Apts. Proj.) Series 2004, 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	2,930	2,930
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) Series 2004, 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	10,900	10,900
(Chisholm Trail Proj.) Series 2004, 1.75% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	4,600	4,600
(Pinnacle Apts. Proj.) Series 2004, 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	12,665	12,665
(Residences at Sunset Pointe Proj.) Series 2006, 1.81% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
(St. Augustine Estate Proj.) Series 2005, 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	5,580	5,580
(Windshire Apts. Proj.) Series 2007, 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	12,800	12,800
Series 2004, 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	10,200	10,200
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) Series 2004, 1.75% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	8,585	8,585
		298,555
Utah - 0.1%
FNMA Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) Series 2005 A, 1.75% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	8,485	8,485
Virginia - 0.3%
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 1.79% 12/7/18, LOC Bank of America NA, VRDN (a)	3,225	3,225
FNMA Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	19,920	19,920
		23,145
Washington - 2.8%
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 1.79% 12/7/18, LOC Bank of America NA, VRDN (a)(b)	16,155	16,155
Port of Seattle Rev.:
Series 1997, 1.74% 12/7/18, LOC Bank of America NA, VRDN (a)(b)	29,065	29,065
Series 2008, 1.74% 12/7/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	4,185	4,185
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 1.77% 12/7/18, LOC Bank of America NA, VRDN (a)	25,000	25,000
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 1.75% 12/7/18, LOC Bank of America NA, VRDN (a)	6,800	6,800
FHLMC Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Fairwinds Redmond Proj.) Series A, 1.73% 12/7/18, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	19,250	19,250
(The Lodge at Eagle Ridge Proj.) Series A, 1.73% 12/7/18, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	9,485	9,485
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Crestview Apts. Proj.) Series 2004, 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	8,700	8,700
(Echo Lake Sr. Apts. Proj.) Series 2006, 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	12,470	12,470
(Gardens Univ. Village Apt. Proj.) Series A, 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	24,300	24,300
(Highland Park Apts. Proj.) Series A, 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	9,040	9,040
(Pinehurst Apts. Proj.) Series A, 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	12,000	12,000
(Silver Creek Apts. Proj.) Series A, 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	12,250	12,250
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	15,750	15,750
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	7,535	7,535
(Vintage Mount Vernon Proj.) Series A, 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	3,500	3,500
		215,485
West Virginia - 0.8%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.79% 12/7/18, VRDN (a)(b)	25,275	25,275
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.83% 12/7/18, VRDN (a)(b)	28,900	28,900
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 1.78% 12/7/18, LOC Bank of America NA, VRDN (a)(b)	6,280	6,280
		60,455
Wyoming - 0.4%
Converse County Envir. Impt. Rev. Series 1995, 1.77% 12/7/18, VRDN (a)(b)	2,200	2,200
Converse County Poll. Cont. Rev.:
(PacifiCorp Proj.) Series 1994, 1.75% 12/7/18, VRDN (a)	3,595	3,595
(PacifiCorp Projs.) Series 1992, 1.73% 12/7/18, VRDN (a)	5,700	5,700
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 1.77% 12/7/18, VRDN (a)(b)	20,850	20,850
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1992 B, 1.73% 12/7/18, VRDN (a)	600	600
		32,945
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $2,874,740)		2,874,740

Tender Option Bond - 14.8%
Alaska - 0.2%
Alaska Indl. Dev. & Expt. Auth. Rev. Participating VRDN Series 16 XM 0236, 1.72% 12/7/18 (Liquidity Facility Bank of America NA) (a)(c)	16,665	16,665
Arizona - 0.2%
Mesa Util. Sys. Rev. Bonds Series Solar 17 0026, 1.84%, tender 12/13/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	5,360	5,360
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Floaters ZF 27 58, 1.75% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,925	1,925
Rowan Univ. Participating VRDN Series 2016 XF 2337, 1.73% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,700	7,700
		14,985
California - 0.4%
California Gen. Oblig. Participating VRDN:
Series DB XF 1041, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	3,790	3,790
Series Floaters XF 10 38, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	11,160	11,160
Newport Mesa Unified School District Bonds Series WF 11 70Z, SIFMA Municipal Swap Index + 0.280% 1.87%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	16,775	16,775
		31,725
Colorado - 0.8%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	8,500	8,500
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,815	2,815
Denver City & County Arpt. Rev. Participating VRDN:
Series Floaters XF 10 36, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,300	2,300
Series Floaters XG 01 97, 1.76% 12/7/18 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,700	1,700
Series Floaters XL 00 83, 1.76% 12/7/18 (Liquidity Facility Bank of America NA) (a)(b)(c)	12,500	12,500
Series Floaters XL 00 84, 1.76% 12/7/18 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,900	1,900
Series Floaters ZF 06 88, 1.76% 12/7/18 (Liquidity Facility Bank of America NA) (a)(b)(c)	6,590	6,590
Series Floaters ZF 06 89, 1.76% 12/7/18 (Liquidity Facility Bank of America NA)(a)(b)(c)	2,190	2,190
Series Floaters ZF 06 90, 1.76% 12/7/18 (Liquidity Facility Bank of America NA) (a)(b)(c)	9,315	9,315
Series Floaters ZF 06 91, 1.76% 12/7/18 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,840	1,840
Denver City & County Board Wtr. Rev. Bonds Series Solar 17 0032, 1.84%, tender 12/6/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	4,185	4,185
Univ. of Colorado Enterprise Sys. Rev. Bonds Series Solar 0065, 1.84%, tender 12/20/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	6,300	6,300
		60,135
Connecticut - 0.4%
Connecticut Gen. Oblig. Participating VRDN:
Series 15 YX1002, 1.75% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,675	7,675
Series 2017, 1.75% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,985	1,985
Series Floaters XL 00 66, 1.75% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,200	3,200
Series Floaters XM 05 22, 1.75% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Series Floaters XM 07 07, 1.78% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,600	4,600
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series Floaters YX 10 77, 1.75% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,455	2,455
State of Connecticut Gen. Oblig. Bonds Participating VRDN Series XM 03 39, 1.75% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,700	3,700
		28,615
District Of Columbia - 0.4%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	6,300	6,300
District of Columbia Gen. Oblig. Bonds:
Series 2016 23, 1.82%, tender 1/31/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,500	1,500
Series Solar 0035, 1.82%, tender 2/28/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,490	2,490
District of Columbia Income Tax Rev. Participating VRDN Series XF 23 41, 1.73% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,800	4,800
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN:
Series Floaters 024, 1.75% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	9,085	9,085
Series Floaters XF 06 94, 1.79% 12/7/18 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,000	1,000
Series Floaters ZM 05 54, 1.75% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)(c)	2,500	2,500
		27,675
Florida - 1.0%
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series Solar 0049, 1.84%, tender 12/13/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,000	3,000
Series Solar 0054, 1.84%, tender 12/20/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,150	2,150
Florida Gen. Oblig. Bonds:
Series Solar 042, 1.84%, tender 12/13/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	8,200	8,200
Series Solar 2017 37, 1.84%, tender 1/3/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,900	2,900
Gainesville Utils. Sys. Rev. Bonds Series Solar 0061, 1.82%, tender 2/7/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	15,765	15,765
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Bonds Series Floaters G 25, 1.94%, tender 4/1/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	3,000	3,000
Participating VRDN Series Floaters ZF 25 03, 1.75% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)(c)	3,750	3,750
Miami Beach Resort Tax Rev. Participating VRDN Series RBC 15 ZM0119, 1.74% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,500	7,500
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	9,255	9,255
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	8,040	8,040
Miami-Dade County Gen. Oblig. Participating VRDN Series Floaters XM 07 09, 1.74% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,900	1,900
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 1.72% 12/7/18 (Liquidity Facility Citibank NA) (a)(c)	6,400	6,400
Pinellas County Fla School Board Ctfs. Participating VRDN Series Floaters ZF 05 86, 1.76% 12/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	5,000	5,000
Tallahassee Memorial Healthcare Participating VRDN Series Floaters ML 70 01, 1.76% 12/7/18 (Liquidity Facility Bank of America NA) (a)(c)	5,100	5,100
		81,960
Georgia - 0.3%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 107, 1.75% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	13,800	13,800
Heard County Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 105, 1.75% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,300	2,300
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series Solar 0047, 1.82%, tender 2/14/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	6,320	6,320
Monroe County Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 106, 1.75% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,000	5,000
		27,420
Hawaii - 0.3%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series Floaters XM 06 19, 1.76% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	11,190	11,190
Hawaii Gen. Oblig.:
Bonds Series Solar 17 0031, 1.84%, tender 1/17/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	5,075	5,075
Participating VRDN Series 16 XF0439, 1.73% 12/7/18 (Liquidity Facility Bank of America NA) (a)(c)	6,000	6,000
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 1.72% 12/7/18 (Liquidity Facility Citibank NA) (a)(c)	4,005	4,005
		26,270
Illinois - 1.3%
Chicago Board of Ed. Participating VRDN Series Putters 50 21, 1.84% 12/3/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	18,700	18,700
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Floaters XM 06 86, 1.76% 12/7/18 (Liquidity Facility Bank of America NA) (a)(b)(c)	3,960	3,960
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1.73% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	12,600	12,600
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 1.84% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,900	1,900
Cook County Ill Sales Tax Rev. Participating VRDN Series Floaters XF 25 01, 1.75% 12/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,782	2,782
Illinois Fin. Auth. Rev. Participating VRDN:
Series Floaters 017, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	16,200	16,200
Series XF 23 38, 1.73% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,800	10,800
Illinois Gen. Oblig. Participating VRDN:
Series Floaters XX 10 81, 1.75% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	12,000	12,000
Series Floaters YX 10 72, 1.75% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,625	3,625
Series Floaters YX 10 86, 1.75% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,100	4,100
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF0277, 1.77% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000	2,000
Series 15 XM 0078, 1.74% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	15,375	15,375
		104,042
Indiana - 0.4%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	13,000	13,000
Indiana Fin. Auth. Rev. Participating VRDN Series 15 XF0106, 1.72% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	17,180	17,180
		30,180
Kansas - 0.2%
Kansas Dev. Fin. Agcy. Participating VRDN Series ROC II R 14067, 1.72% 12/7/18 (Liquidity Facility Citibank NA) (a)(c)	5,420	5,420
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series XF 10 51, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	9,209	9,209
		14,629
Louisiana - 1.5%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 1.73% 12/7/18 (Liquidity Facility Citibank NA) (a)(c)	114,600	114,600
Maryland - 0.4%
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.89%, tender 7/1/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,500	1,500
Maryland Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	18,300	18,300
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series 15 XF0130, 1.72% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,275	7,275
Montgomery County Gen. Oblig. Participating VRDN Series Floaters XG 02 15, 0% 12/7/18 (Liquidity Facility Bank of America NA) (a)(c)	1,600	1,600
		28,675
Massachusetts - 0.2%
Massachusetts Clean Wtr. Trust Participating VRDN Series Clipper 09 30, 1.72% 12/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	17,410	17,410
Michigan - 0.1%
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 1.74% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,290	5,290
Series 16 ZM0166, 1.72% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,240	2,240
		7,530
Missouri - 0.7%
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 1.75% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	23,500	23,500
Missouri Health & Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 84, 1.74% 12/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,300	2,300
Missouri St Hefa Edl. Facilities Rev. Participating VRDN Series Floaters 17 010, 1.74% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	27,380	27,380
		53,180
Montana - 0.0%
Missoula Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,935	3,935
Nebraska - 0.3%
Douglas County School District #1 Bonds Series Solar 0059, 1.84%, tender 1/3/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	5,190	5,190
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series 16 XF1053, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	12,200	12,200
Series Floaters XX 10 04, 1.73% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,710	5,710
		23,100
Nevada - 0.1%
Clark County Fuel Tax Bonds:
Series Solar 0068, 1.84%, tender 1/3/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,580	3,580
Series Solar 17 25, 1.84%, tender 12/20/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	5,540	5,540
		9,120
New Jersey - 0.1%
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Participating VRDN Series Floaters XG 01 78, 1.76% 12/7/18 (Liquidity Facility Bank of America NA) (a)(b)(c)	3,065	3,065
Union County Impt. Auth. Participating VRDN Series XF 10 19, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	4,100	4,100
Union County Impt. Auth. Rev. Participating VRDN Series XG 00 57, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	3,200	3,200
		10,365
New York - 0.1%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series Floaters XF 10 11, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,000	1,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series 15 XF1030, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,500	2,500
New York Liberty Dev. Corp. Participating VRDN Series Floaters XF 10 27, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,500	2,500
		6,000
North Carolina - 0.2%
City of Charlotte Wtr. Swr. Sys. Rev. Participating VRDN Series XL 00 12, 1.73% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,000	5,000
Greensboro Combined Enterprise Sys. Rev. Bonds Series Solar 0045, 1.82%, tender 2/21/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,720	2,720
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series 15 XF0147, 1.73% 12/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	9,365	9,365
		17,085
Ohio - 0.3%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.81% 12/7/18 (Liquidity Facility Bank of America NA) (a)(c)	1,200	1,200
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	3,100	3,100
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,510	7,510
Ohio Higher Edl. Facility Commission Rev. Participating VRDN:
Series 2017, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,610	7,610
Series XG 00 69, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	750	750
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.89%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,400	1,400
		21,570
Oklahoma - 0.1%
Edmond Pubs Sales & Uti Rev. Participating VRDN Series Floaters XM 05 59, 1.75% 12/7/18 (Liquidity Facility Citibank NA) (a)(c)	7,800	7,800
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN Series Floaters XG 02 10, 1.74% 12/7/18 (Liquidity Facility Bank of America NA) (a)(c)	1,000	1,000
		8,800
Oregon - 0.4%
Clackamas County School District #7J Bonds Series Solar 0053, 1.84%, tender 12/27/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	6,885	6,885
Oregon Facilities Auth. Rev. Participating VRDN Series DB 15 XF1049, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	907	907
Oregon Gen. Oblig.:
Bonds Series WF11 57 C, SIFMA Municipal Swap Index + 0.280% 1.87%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	10,755	10,755
Participating VRDN Series ROC II R 11949, 1.72% 12/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,615	3,615
Portland Wtr. Sys. Rev. Bonds Series 2016 24, 1.84%, tender 12/6/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	6,325	6,325
		28,487
Pennsylvania - 1.2%
Allegheny County Participating VRDN Series Floaters XM 06 63, 1.79% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,920	2,920
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series Floaters E72, SIFMA Municipal Swap Index + 0.170% 1.86%, tender 3/1/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	68,500	68,500
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	11,000	11,000
Pennsylvania Econ. Dev. Fing. Auth. Rev. Participating VRDN Series Floaters 16 YX1028, 1.74% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,415	2,415
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds:
Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.86%, tender 3/1/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	1,100	1,100
Series WF 11 26C, SIFMA Municipal Swap Index + 0.280% 1.87%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	2,600	2,600
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters 2018 029, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,240	1,240
		89,775
South Carolina - 0.2%
Berkeley County School District Bonds Series Solar 17 0030, 1.82%, tender 2/14/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,040	3,040
Columbia Wtrwks. & Swr. Rev. Bonds Series 2016 21, SIFMA Municipal Swap Index + 0.050% 1.84%, tender 1/10/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(e)	7,935	7,935
Lancaster County School District Bonds Series Solar 17 21, 1.84%, tender 12/6/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,580	3,580
Lexington County School District #1 Bonds Series Solar 0058, 1.82%, tender 1/31/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,595	3,595
		18,150
Tennessee - 0.1%
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN Series Floaters XL 00 62, 1.75% 12/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,320	2,320
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series 2014 ZF0208, 1.79% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
		7,320
Texas - 0.8%
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, SIFMA Municipal Swap Index + 0.280% 1.87%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	5,535	5,535
Frisco Independent School District Participating VRDN Series ROC II R 11960, 1.72% 12/7/18 (Liquidity Facility Citibank NA) (a)(c)	6,310	6,310
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	10,365	10,365
Hays Consolidated Independent School District Bonds Series Solar 0050, 1.84%, tender 1/10/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,795	2,795
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 1.72% 12/7/18 (Liquidity Facility Citibank NA) (a)(c)	6,000	6,000
Houston Util. Sys. Rev. Participating VRDN Series 16 XM 0235, 1.72% 12/7/18 (Liquidity Facility Bank of America NA) (a)(c)	14,400	14,400
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series 16 XF0411, 1.74% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,900	6,900
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 0028, 1.74% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000	4,000
Wells Fargo Stage Trs Var States Participating VRDN Series Floaters XF 23 21, 1.72% 12/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	4,095	4,095
		60,400
Utah - 0.2%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 1.74% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	14,900	14,900
Virginia - 0.3%
Hampton Roads Sanitation District Wastewtr. Rev. Bonds Series Solar 0064, 1.82%, tender 1/31/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	6,500	6,500
Loudoun County Gen. Oblig. Bonds Series Solar 2017 38, 1.84%, tender 1/10/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,915	2,915
Univ. of Virginia Gen. Rev. Bonds Series Solar 17 17, 1.82%, tender 2/28/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,415	3,415
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series 16 XM0142, 1.72% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	6,770	6,770
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.89%, tender 2/1/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,800	2,800
		22,400
Washington - 1.5%
King County Swr. Rev. Participating VRDN Series ROC II R 11962, 1.72% 12/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,200	2,200
Port of Seattle Rev. Participating VRDN:
Series Floaters XF 05 22, 1.78% 12/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	3,600	3,600
Series Floaters XM 06 65, 1.79% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	12,700	12,700
Series Floaters ZM 06 69, 1.77% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	9,100	9,100
Port of Tacoma Rev. Participating VRDN Series Floaters XF 06 58, 1.77% 12/7/18 (Liquidity Facility Bank of America NA) (a)(b)(c)	5,100	5,100
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series Solar 0055, 1.84%, tender 12/27/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	6,140	6,140
Series Solar 17 19, 1.82%, tender 2/28/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,865	3,865
Series WF 11-18C, SIFMA Municipal Swap Index + 0.280% 1.87%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	6,730	6,730
Seattle Wtr. Sys. Rev. Bonds Series Solar 17 5, 1.82%, tender 1/24/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	7,565	7,565
Washington Convention Ctr. Pub. Facilities Participating VRDN:
Series Floaters XM 06 81, 1.75% 12/7/18 (Liquidity Facility Citibank NA) (a)(c)	17,700	17,700
Series Floaters ZM 06 79, 1.75% 12/7/18 (Liquidity Facility Citibank NA) (a)(c)	7,500	7,500
Washington Gen. Oblig. Bonds Series WF 11-16C, SIFMA Municipal Swap Index + 0.280% 1.87%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	33,900	33,900
Washington Health Care Facilities Auth. Rev. Participating VRDN Series Floaters XF 24 92, 1.75% 12/7/18 (Liquidity Facility Citibank NA) (a)(c)	1,745	1,745
		117,845
Wisconsin - 0.1%
Milwaukee Metropolitan Swr. District Bonds Series Solar 0036, 1.84%, tender 12/13/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,100	3,100
Wisconsin Health & Edl. Facilities Participating VRDN Series Floaters XG 00 72, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	4,200	4,200
		7,300
TOTAL TENDER OPTION BOND
(Cost $1,152,248)		1,152,248

Other Municipal Security - 45.6%
Alabama - 0.5%
Huntsville Health Care Auth. Rev. Series 2018:
1.76% 1/2/19, CP	14,500	14,500
1.77% 12/3/18, CP	11,000	11,000
1.81% 2/6/19, CP	9,500	9,500
		35,000
Arizona - 0.4%
Phoenix Civic Impt. Board Arpt. Rev. Bonds Series 2013, 5% 7/1/19 (b)	2,255	2,293
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Bonds Series 2009 A, 5% 7/1/19 (Pre-Refunded to 7/1/19 @ 100)	5,800	5,902
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C:
1.8% 2/6/19, CP	3,800	3,800
1.82% 3/5/19, CP	16,900	16,900
		28,895
California - 2.2%
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, SIFMA Municipal Swap Index + 0.100% 1.79%, tender 3/1/19 (Liquidity Facility Royal Bank of Canada) (a)(e)	75,305	75,305
Series 2010 B, SIFMA Municipal Swap Index + 0.100% 1.79%, tender 3/1/19 (Liquidity Facility Royal Bank of Canada) (a)(e)	26,990	26,990
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2018, 1.72% 12/18/18 (Liquidity Facility Royal Bank of Canada), CP	41,300	41,300
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series A2, 1.78% 1/15/19, LOC Sumitomo Mitsui Banking Corp., CP (b)	26,900	26,900
		170,495
Colorado - 0.0%
Colorado Ed. Ln. Prog. TRAN Series 2018 A, 5% 6/27/19	1,500	1,526
Connecticut - 0.8%
Connecticut Gen. Oblig. Bonds:
Series 2014 H, 5% 11/15/19	1,200	1,232
Series 2017 B, 5% 4/15/19	1,400	1,415
Series 2018 A, 5% 4/15/19	3,400	3,438
Series 2018 B, 5% 4/15/19	13,790	13,946
Connecticut Health & Edl. Facilities Auth. Rev. Bonds:
Series S1:
1.73% tender 12/6/18, CP mode	2,300	2,300
1.75% tender 12/12/18, CP mode	7,100	7,100
Series S2:
1.72% tender 12/4/18, CP mode	4,690	4,690
1.73% tender 12/6/18, CP mode	1,950	1,950
1.73% tender 12/7/18, CP mode	3,025	3,025
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 2015 B, 5% 8/1/19	1,150	1,172
Series 2018 B, 5% 10/1/19	10,320	10,562
East Hampton Gen. Oblig. BAN Series 2018, 2.75% 9/12/19	1,713	1,722
New Milford Gen. Oblig. BAN Series 2018, 2.5% 1/24/19	1,460	1,461
North Haven Gen. Oblig. BAN Series 2018, 3% 11/7/19	6,400	6,454
Windham Gen. Oblig. BAN Series 2018, 2.25% 3/7/19	4,800	4,802
		65,269
District Of Columbia - 0.2%
District of Columbia Rev. Bonds Series 2000, 1.82% tender 1/17/19, LOC JPMorgan Chase Bank, CP mode	3,700	3,700
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2018, 1.75% 12/20/18, LOC JPMorgan Chase Bank, CP	8,900	8,900
		12,600
Florida - 7.2%
Broward County School District TAN Series 2018, 3% 6/12/19	39,200	39,417
Florida Local Govt. Fin. Cmnty.:
Series 2018, 1.77% 12/4/18, LOC JPMorgan Chase Bank, CP	30,118	30,118
Series A1, 1.8% 1/4/19, LOC JPMorgan Chase Bank, CP	7,600	7,600
Hillsborough County Cap. Impt. Prog. Rev. Series A, 1.8% 1/10/19 (Liquidity Facility MUFG Union Bank NA), CP	1,250	1,250
Jacksonville Gen. Oblig.:
Series 04A, 1.72% 12/5/18, LOC Bank of America NA, CP	7,200	7,200
Series A, 1.77% 12/5/18, LOC Bank of America NA, CP	3,300	3,300
Miami-Dade County:
Series A, 1.88% 1/3/19, LOC Bank of America NA, CP (b)	66,600	66,600
Series A1:
1.8% 12/3/18, LOC Bank of America NA, CP (b)	39,600	39,600
1.8% 1/4/19, LOC Bank of America NA, CP (b)	13,943	13,943
Miami-Dade County Aviation Rev.:
Seires C, 1.85% 1/3/19, LOC Bank of America NA, CP (b)	2,000	2,000
Series C:
1.68% 12/3/18, LOC Bank of America NA, CP (b)	47,900	47,900
1.8% 1/4/19, LOC Bank of America NA, CP (b)	19,100	19,100
Miami-Dade County School District TAN Series 2018, 5% 6/15/19	138,400	140,693
Miami-Dade County Wtr. & Swr. Rev.:
Series A1, 1.75% 12/4/18, LOC Barclays Bank PLC, CP	12,200	12,200
Series B, 1.75% 12/5/18, LOC Sumitomo Mitsui Banking Corp., CP	10,700	10,700
Pinellas County School District TAN Series 2018, 3% 6/28/19	18,100	18,209
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 1.99%, tender 6/28/19 (a)(e)	28,200	28,200
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 1.94%, tender 6/28/19 (a)(e)	28,900	28,900
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 1.99%, tender 6/28/19 (a)(e)	42,015	42,015
		558,945
Georgia - 6.6%
Atlanta Arpt. Rev.:
Series D1:
1.86% 3/4/19, LOC Bank of America NA, CP	22,500	22,500
1.95% 3/4/19, LOC Bank of America NA, CP	700	700
Series D2:
1.89% 3/4/19, LOC Bank of America NA, CP (b)	93,600	93,600
2% 3/4/19, LOC Bank of America NA, CP (b)	2,600	2,600
Series D3, 1.86% 3/4/19, LOC Bank of America NA, CP	3,300	3,300
Series D4:
1.89% 3/4/19, LOC Bank of America NA, CP (b)	16,000	16,000
2% 3/4/19, LOC Bank of America NA, CP (b)	270	270
Series F1, 1.9% 3/4/19, LOC Bank of America NA, CP	200	200
Series F2:
1.93% 3/4/19, LOC Bank of America NA, CP (b)	708	708
2% 3/4/19, LOC Bank of America NA, CP (b)	560	560
Series F3, 1.9% 3/4/19, LOC Bank of America NA, CP	200	200
Series F4:
1.93% 3/4/19, LOC Bank of America NA, CP (b)	686	686
2% 3/4/19, LOC Bank of America NA, CP (b)	610	610
Series H1, 1.75% 12/5/18, LOC PNC Bank NA, CP	6,400	6,400
Series H2:
1.8% 12/5/18, LOC PNC Bank NA, CP (b)	35,800	35,800
1.8% 12/5/18, LOC PNC Bank NA, CP (b)	2,130	2,130
Series H3, 1.75% 12/5/18, LOC PNC Bank NA, CP	4,000	4,000
Series H4, 1.8% 12/5/18, LOC PNC Bank NA, CP (b)	7,653	7,653
Series I2, 2% 3/14/19, LOC JPMorgan Chase Bank, CP (b)	560	560
Series I3, 1.95% 3/14/19, LOC JPMorgan Chase Bank, CP	158	158
Series I4, 2% 3/14/19, LOC JPMorgan Chase Bank, CP (b)	610	610
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds Series 85A, 1.75% tender 12/5/18, LOC Barclays Bank PLC, CP mode	10,250	10,250
Series B, 1.85% 12/21/18, LOC PNC Bank NA, CP	14,800	14,800
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.79%, tender 2/1/19 (Liquidity Facility Royal Bank of Canada) (a)(e)	89,620	89,620
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.79%, tender 2/1/19 (Liquidity Facility Royal Bank of Canada) (a)(e)	202,420	202,420
		516,335
Hawaii - 0.4%
Honolulu City & County Gen. Oblig. Series B1:
1.76% 1/2/19, LOC Sumitomo Mitsui Banking Corp., CP	22,000	22,000
1.8% 1/31/19, LOC Sumitomo Mitsui Banking Corp., CP	6,200	6,200
		28,200
Idaho - 0.1%
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 1.8%, tender 2/1/19 (a)	4,600	4,600
Illinois - 2.9%
Chicago O'Hare Int'l. Arpt. Rev.:
Series A1:
1.8% 12/12/18, LOC Bank of America NA, CP (b)	18,100	18,100
1.81% 12/12/18, LOC Bank of America NA, CP (b)	11,207	11,207
Series A2, 1.76% 12/12/18, LOC Bank of America NA, CP	2,600	2,600
Series B1:
1.8% 12/12/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	11,400	11,400
1.81% 12/12/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	14,800	14,800
Series B2, 1.76% 12/12/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,000	2,000
Series C1:
1.8% 12/12/18, LOC Barclays Bank PLC, CP (b)	8,349	8,349
1.81% 12/12/18, LOC Barclays Bank PLC, CP (b)	3,200	3,200
Series C2, 1.76% 12/12/18, LOC Barclays Bank PLC, CP	4,000	4,000
Illinois Fin. Auth. Ed. Rev.:
Series 2018, 1.74% 12/3/18, LOC PNC Bank NA, CP	18,000	18,000
Series LOY, 1.85% 3/5/19, LOC PNC Bank NA, CP	13,200	13,200
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 1.99%, tender 6/28/19 (a)(e)	40,850	40,850
Series 2018:
1.77% tender 1/16/19, CP mode	10,700	10,700
1.84% tender 3/5/19, CP mode	11,860	11,860
Series H:
1.67% tender 12/3/18, CP mode	16,185	16,185
1.8% tender 2/14/19, CP mode	13,500	13,500
Series I, 1.77% tender 2/4/19, CP mode	22,200	22,200
Southwestern Dev. Auth. Heath Facility Rev. Bonds Series 17B, 1.79% tender 2/6/19, CP mode	6,400	6,400
		228,551
Indiana - 0.3%
Indianapolis Gas Util. Sys. Rev. Series 2018, 1.75% 12/3/18, LOC JPMorgan Chase Bank, CP	21,400	21,400
Kansas - 0.4%
Wyandotte/Kansas City Unified Govt. BAN Series 2018 I, 1.75% 3/1/19	33,600	33,600
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 1.92% tender 1/3/19, CP mode	4,800	4,800
Maryland - 0.5%
Baltimore County Gen. Oblig. BAN Series 2018:
4% 3/18/19	1,250	1,258
4% 3/18/19	4,200	4,229
Montgomery County Gen. Oblig. Bonds:
Series 2011 A, 4.5% 7/1/19 (Pre-Refunded to 7/1/19 @ 100)	6,600	6,697
Series 2013 MD, 1.75%, tender 12/3/18 (a)	23,705	23,705
		35,889
Massachusetts - 0.6%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds Series 05, 1.8% tender 12/19/18 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	7,500	7,500
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds Series H2, 1.78% tender 1/7/19, CP mode	6,900	6,900
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 92, 1.78% tender 1/3/19, CP mode	1,900	1,900
Series 92, 1.75% tender 12/20/18, CP mode	9,900	9,900
Massachusetts Port Auth. Rev.:
Series 12, 1.8% 1/10/19, LOC TD Banknorth, NA, CP (b)	10,500	10,500
Series 12B:
1.74% 12/6/18, LOC TD Banknorth, NA, CP (b)	3,900	3,900
1.87% 2/12/19, LOC TD Banknorth, NA, CP (b)	9,400	9,400
		50,000
Michigan - 1.2%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.94%, tender 6/28/19 (a)(e)	17,245	17,245
Michigan Bldg. Auth. Rev. Series 7, 1.85% 1/17/19, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	18,790	18,790
Michigan Fin. Auth. Rev. Bonds:
(Unemployment Comp Oblg Asmt Proj.) Series 2012 A, 5% 7/1/19	17,300	17,604
Series 2013 M1, 1.75%, tender 12/3/18 (a)	8,000	8,000
Univ. of Michigan Rev.:
Bonds Series 09B, 1.81% tender 3/5/19, CP mode	16,900	16,900
Series 2018, 1.73% 12/4/18, CP	2,700	2,700
Series K1:
1.73% 12/6/18, CP	5,565	5,565
1.74% 12/11/18, CP	3,000	3,000
1.8% 2/1/19, CP	4,600	4,600
Series K2, 1.82% 8/2/19, CP	2,220	2,220
		96,624
Minnesota - 0.2%
Univ. of Minnesota Gen. Oblig.:
Series G, 1.8% 2/4/19, CP	4,000	4,000
Series H:
1.76% 12/4/18, CP	2,300	2,300
1.77% 12/4/18, CP	1,189	1,189
1.77% 1/4/19, CP	8,585	8,585
Univ. of Minnesota Rev. Series A, 1.72% 12/5/18, CP	1,500	1,500
		17,574
Missouri - 0.6%
Curators of the Univ. of Missouri Series A:
1.7% 12/5/18, CP	8,300	8,300
1.77% 1/3/19, CP	10,700	10,700
1.77% 1/8/19, CP	15,335	15,335
1.78% 1/17/19, CP	1,500	1,500
1.79% 1/24/19, CP	8,100	8,100
1.81% 3/4/19, CP	3,570	3,570
		47,505
Montana - 0.0%
Montana Board of Invt. Bonds (Intercap Revolving Prog.) Series 2017, 1.65%, tender 3/1/19 (a)	3,400	3,400
Nebraska - 0.5%
Omaha Pub. Pwr. District Elec. Rev.:
Series 06B, 1.82% 3/5/19, CP	5,800	5,800
Series A:
1.75% 12/4/18, CP	6,400	6,400
1.77% 12/5/18, CP	6,400	6,400
1.77% 12/6/18, CP	6,200	6,200
1.77% 12/17/18, CP	6,400	6,400
1.77% 12/18/18, CP	3,700	3,700
1.78% 1/9/19, CP	1,750	1,750
1.82% 3/4/19, CP	5,900	5,900
		42,550
Nevada - 0.1%
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 06B, 1.82% 3/5/19, LOC Wells Fargo Bank NA, CP	4,045	4,045
New Hampshire - 0.8%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 2018 A, 1.83% tender 1/3/19, CP mode (b)	9,400	9,400
Series A, 1.8% tender 12/19/18, CP mode (b)	24,300	24,300
Series A1, 1.85% tender 12/3/18, CP mode (b)	25,300	25,300
		59,000
New Jersey - 0.9%
Berkeley Heights Township BAN Series 2019, 3.5% 7/12/19	10,500	10,593
Bloomfield Township Gen. Oblig. BAN Series 2018, 3% 4/9/19	2,566	2,577
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.):
Series 2018 A, 3% 4/22/19	12,555	12,611
Series 2018 B, 3% 4/22/19	10,070	10,115
Camden County BAN Series 2018 A, 3% 10/23/19	6,300	6,352
East Windsor Township Gen. Oblig. BAN Series 2018, 3.5% 12/6/19 (f)	8,200	8,300
Hopatcong Borough Gen. Oblig. BAN Series 2018, 3% 7/25/19	5,561	5,600
Morris Township Gen. Oblig. BAN Series 2018, 3% 9/5/19	10,666	10,755
		66,903
New York - 2.0%
Albany City School District BAN Series 2018 B, 3% 8/2/19	8,897	8,968
Burnt Hills Ballston Lake NY BAN Series 2018, 3% 6/21/19	27,400	27,581
Harborfields Central School District Greenlawn TAN Series 2018, 3% 6/21/19	18,000	18,114
Kings Park Central School District:
BAN Series 2018, 3% 9/13/19	9,000	9,078
TAN Series 2018, 3% 6/21/19	16,000	16,101
Lindenhurst Unified Free School District TAN Series 2018, 3% 6/26/19	23,000	23,150
New York Pwr. Auth. Series 2, 1.74% 12/13/18, CP	11,000	11,000
North Colonie Central School District BAN Series 2018, 3% 7/19/19	28,000	28,208
Vestal Gen. Oblig. BAN Series 2018, 3% 5/10/19	10,684	10,734
		152,934
North Carolina - 0.0%
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds Series 2009 A, 5% 1/1/19 (Pre-Refunded to 1/1/19 @ 100)	2,345	2,351
Ohio - 0.4%
Butler County Gen. Oblig. BAN Series 2018, 3% 7/25/19	3,070	3,092
Franklin County Rev. Bonds Series 2013 OH, 1.8%, tender 2/1/19 (a)	6,000	6,000
Hudson City Gen. Oblig. BAN Series 2018, 3.5% 12/19/19 (f)	2,200	2,227
Lancaster Port Auth. Gas Rev. Bonds Series 2014, 1 month U.S. LIBOR + 0.720% 2.261%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(e)	5,300	5,301
Mason Gen. Oblig. BAN Series 2018, 3% 5/16/19	2,500	2,511
Miamisburg Gen. Oblig. BAN Series 2017, 3% 6/25/19 (Ohio Gen. Oblig. Guaranteed)	4,000	4,026
Perrysburg Gen. Oblig. BAN Series 2018, 3% 6/4/19	2,300	2,311
Southwest Local School District BAN Series 2018, 2.625% 11/13/19 (Ohio Gen. Oblig. Guaranteed)	1,650	1,657
Union Township Clermont County Gen. Oblig. BAN Series 2018, 3% 9/5/19 (Ohio Gen. Oblig. Guaranteed)	5,342	5,386
Worthington Ohio BAN Series 2019, 3% 9/26/19 (Ohio Gen. Oblig. Guaranteed)	1,230	1,240
		33,751
Oklahoma - 0.3%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A, 1.76% 12/4/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,735	3,735
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, SIFMA Municipal Swap Index + 0.350% 2.04%, tender 6/28/19 (a)(e)	20,415	20,415
		24,150
Oregon - 0.3%
Port of Portland Arpt. Rev. Series B, 1.8% 12/11/18, LOC Barclays Bank PLC, CP (b)	23,400	23,400
Pennsylvania - 0.1%
Philadelphia Arpt. Rev. Series B2, 1.93% 1/30/19, LOC PNC Bank NA, CP (b)	9,100	9,100
South Carolina - 0.4%
Charleston County School District Bonds Series 2018, 5% 3/1/19	29,100	29,331
Tennessee - 0.6%
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series A:
1.85% 2/5/19, LOC State Street Bank & Trust Co., Boston, CP	30,900	30,900
1.87% 2/11/19, LOC State Street Bank & Trust Co., Boston, CP	10,300	10,300
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series B1, 1.82% 3/1/19 (Liquidity Facility JPMorgan Chase Bank), CP	3,650	3,650
		44,850
Texas - 12.5%
Austin Elec. Util. Sys. Rev. Series A:
1.72% 12/4/18 (Liquidity Facility JPMorgan Chase Bank), CP	37,700	37,700
1.77% 1/3/19 (Liquidity Facility JPMorgan Chase Bank), CP	25,400	25,400
Brownsville Util. Sys. Rev. Series A, 1.77% 12/13/18, LOC MUFG Union Bank NA, CP	2,600	2,600
Fort Bend Independent School District:
Series 2018:
1.75% 12/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	2,200	2,200
1.75% 12/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	1,250	1,250
1.76% 12/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	1,125	1,125
1.76% 12/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	9,700	9,700
Series Q, 1.77% 12/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	2,200	2,200
Garland Independent School District Bonds Series 2015 A, 3% 2/15/19 (Permanent School Fund of Texas Guaranteed)	1,910	1,915
Garland Util. Sys. Rev. Series 2018:
1.74% 12/5/18, LOC Bank of America NA, CP	4,700	4,700
1.78% 1/8/19, LOC Bank of America NA, CP	2,270	2,270
1.8% 1/3/19, LOC Bank of America NA, CP	2,500	2,500
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.) Series 2015 2, SIFMA Municipal Swap Index + 0.200% 1.89%, tender 6/28/19 (a)(e)	33,900	33,900
Series 16B1, 1.82% tender 2/5/19, CP mode	21,400	21,400
Series 16B2, 1.76% tender 1/4/19, CP mode	22,000	22,000
Series 2014 B, 2.27%, tender 12/1/19 (a)	1,700	1,702
Series B3, 1.74% tender 12/5/18, CP mode	20,600	20,600
Harris County Gen. Oblig.:
Series 2018, 1.82% 3/7/19 (Liquidity Facility JPMorgan Chase Bank), CP	17,400	17,400
Series A1, 1.82% 3/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	6,301	6,301
Series E1, 1.82% 1/17/19, LOC Landesbank Hessen-Thuringen, CP	12,800	12,800
Series E2, 1.82% 1/17/19, LOC Barclays Bank PLC, CP	8,150	8,150
Harris County Metropolitan Trans. Auth. Series A1:
1.77% 12/11/18 (Liquidity Facility JPMorgan Chase Bank), CP	18,600	18,600
1.78% 12/11/18 (Liquidity Facility JPMorgan Chase Bank), CP	12,300	12,300
1.79% 12/26/18 (Liquidity Facility JPMorgan Chase Bank), CP	4,700	4,700
Houston Arpt. Sys. Rev. Series A:
1.73% 12/5/18, LOC Sumitomo Mitsui Banking Corp., CP (b)	4,800	4,800
1.74% 12/6/18, LOC Sumitomo Mitsui Banking Corp., CP (b)	10,900	10,900
1.81% 12/13/18, LOC Sumitomo Mitsui Banking Corp., CP (b)	1,900	1,900
1.82% 1/17/19, LOC Sumitomo Mitsui Banking Corp., CP (b)	2,000	2,000
1.83% 2/6/19, LOC Sumitomo Mitsui Banking Corp., CP (b)	3,800	3,800
Houston Gen. Oblig.:
Series E1:
1.72% 12/5/18, LOC Citibank NA, CP	2,700	2,700
1.78% 1/8/19, LOC Citibank NA, CP	2,200	2,200
Series G2, 1.77% 12/20/18, LOC Barclays Bank PLC, CP	2,200	2,200
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series A:
1.77% 1/3/19, CP	3,800	3,800
1.8% 1/3/19, CP	2,080	2,080
Houston Independent School District Bonds Series 2016 A, 5% 2/15/19 (Permanent School Fund of Texas Guaranteed)	2,800	2,818
Lower Colorado River Auth. Rev.:
Series 2018:
1.72% 12/4/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,300	5,300
1.85% 3/1/19, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,645	4,645
Series B, 1.75% 1/2/19, LOC State Street Bank & Trust Co., Boston, CP	17,222	17,222
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, BMA Municipal Swap Index + 0.300% 1.99%, tender 6/28/19 (a)(e)	31,700	31,700
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 1.99%, tender 6/28/19 (a)(e)	31,000	31,000
Texas A&M Univ. Rev. Series B:
1.74% 12/4/18, CP	29,625	29,625
1.77% 1/4/19, CP	6,600	6,600
Texas Gen. Oblig.:
Bonds Series 2012, 5.5% 8/1/19 (b)	2,400	2,453
TRAN Series 2018, 4% 8/29/19	345,710	350,974
Univ. of Texas Board of Regents Sys. Rev. Series A:
1.72% 12/4/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,900	10,900
1.72% 12/6/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	9,100	9,100
1.73% 12/12/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,300	6,300
1.75% 12/3/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,400	5,400
1.75% 12/7/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,800	10,800
1.75% 12/7/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,500	6,500
1.75% 1/4/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,800	6,800
1.76% 12/12/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,800	10,800
1.77% 1/8/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,700	10,700
1.77% 2/4/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,550	5,550
1.78% 1/9/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,000	6,000
1.78% 2/5/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,800	10,800
1.79% 1/4/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,800	10,800
1.8% 2/7/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,400	10,400
1.81% 3/5/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,100	5,100
1.82% 3/5/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,300	10,300
Univ. of Texas Permanent Univ. Fund Rev.:
Series 2018, 1.81% 1/29/19, CP	10,700	10,700
Series A:
1.73% 12/13/18, CP	10,800	10,800
1.75% 12/4/18, CP	10,700	10,700
Upper Trinity Reg'l. Wtr. District Series 2018:
1.75% 12/4/18, LOC Bank of America NA, CP	4,850	4,850
1.75% 12/13/18, LOC Bank of America NA, CP	6,600	6,600
		972,030
Utah - 0.0%
Salt Lake County TRAN Series 2018, 3% 12/27/18	1,300	1,301
Vermont - 0.1%
Vermont Econ. Dev. Auth. Rev. Series D, 1.82% 12/10/18, LOC JPMorgan Chase Bank, CP (b)	7,400	7,400
Virginia - 0.4%
Norfolk Econ. Dev. Auth. Rev.:
Series 2018, 1.8% 2/6/19, CP	5,100	5,100
Series 97:
1.72% 12/4/18, CP	4,500	4,500
1.81% 3/5/19, CP	2,500	2,500
Univ. of Virginia Gen. Rev.:
Series 03A, 1.72% 12/6/18, CP	2,800	2,800
Series A, 1.74% 12/12/18, CP	12,600	12,600
		27,500
Washington - 0.2%
Univ. of Washington Univ. Revs.:
Series 8, 1.8% 2/20/19, CP	10,700	10,700
Series A, 1.67% 12/7/18, CP	6,900	6,900
		17,600
Wisconsin - 0.8%
Milwaukee Gen. Oblig. Bonds Series 2018 B5, 5% 4/1/19	4,200	4,243
Wisconsin Gen. Oblig.:
Bonds Series 2007 1, 5% 5/1/19	1,310	1,327
Series 06A, 1.77% 2/5/19 (Liquidity Facility BMO Harris Bank NA), CP	6,000	6,000
Series 13A, 1.74% 12/6/18 (Liquidity Facility BMO Harris Bank NA), CP	24,200	24,200
Series 16A:
1.74% 12/6/18 (Liquidity Facility BMO Harris Bank NA), CP	12,400	12,400
1.77% 2/5/19 (Liquidity Facility BMO Harris Bank NA), CP	7,330	7,330
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 4%, tender 5/30/19 (a)	2,000	2,019
Wisconsin Trans. Rev. Series 13A, 1.75% 12/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,500	4,500
		62,019
TOTAL OTHER MUNICIPAL SECURITY
(Cost $3,541,423)		3,541,423
	Shares (000s)	Value (000s)

Investment Company - 2.3%
Fidelity Municipal Cash Central Fund, 1.77% (g)(h)
(Cost $174,559)	174,542	174,559
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $7,742,970)		7,742,970
NET OTHER ASSETS (LIABILITIES) - 0.3%		25,984
NET ASSETS - 100%		$7,768,954

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION N

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $220,955,000 or 2.8% of net assets.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series Floaters E72, SIFMA Municipal Swap Index + 0.170% 1.86%, tender 3/1/19 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 1/19/18	$68,500
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.89%, tender 7/1/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$1,500
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC)	1/18/18	$11,000
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, SIFMA Municipal Swap Index + 0.280% 1.87%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA)	9/16/13	$5,535
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC)	10/15/18	$8,500
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.94%, tender 4/1/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$3,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC)	5/31/18	$10,365
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC)	8/16/18 - 11/21/18	$16,200
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC)	9/14/17 - 7/13/18	$7,510
Missoula Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC)	9/29/17 - 1/25/18	$3,935
Newport Mesa Unified School District Bonds Series WF 11 70Z, SIFMA Municipal Swap Index + 0.280% 1.87%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA)	7/17/12 - 8/1/16	$16,775
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 7/13/18	$7,610
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.89%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$1,400
Oregon Gen. Oblig. Bonds Series WF11 57 C, SIFMA Municipal Swap Index + 0.280% 1.87%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$10,755
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.86%, tender 3/1/19 (Liquidity Facility Royal Bank of Canada)	8/3/18 - 10/9/18	$1,100
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, SIFMA Municipal Swap Index + 0.280% 1.87%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA)	8/11/16 - 11/10/16	$2,600
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters 2018 029, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC)	11/15/18	$1,240
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, SIFMA Municipal Swap Index + 0.280% 1.87%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$6,730
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.89%, tender 2/1/19 (Liquidity Facility Royal Bank of Canada)	8/2/18	$2,800
Washington Gen. Oblig. Bonds Series WF 11-16C, SIFMA Municipal Swap Index + 0.280% 1.87%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA)	11/1/12 - 2/18/16	$33,900

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$632
Total	$632

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 28, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 28, 2019